Document And Entity Information	Oct. 01, 2026
Document Information [Line Items]
Entity, Registrant Name	BIOCARDIA, INC.
Document, Type	8-K
Document, Period End Date	Oct. 01, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38999
Entity, Tax Identification Number	23-2753988
Entity, Address, Address Line One	320 Soquel Way
Entity, Address, City or Town	Sunnyvale
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94085
City Area Code	650
Local Phone Number	226-0120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BCDA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000925741